Quarterly Report
June 30, 2025
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
June 30, 2025 (Unaudited)

Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	10

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,493,919	$988,634,229
A.O. Smith Corp.	1,402,467	91,959,761
Abbott Laboratories	20,993,373	2,855,308,662
AbbVie, Inc.	21,314,043	3,956,312,662
Accenture PLC Class A	7,553,655	2,257,711,943
Adobe, Inc. (a)	5,142,692	1,989,604,681
Advanced Micro Devices, Inc. (a)	19,564,293	2,776,173,177
AES Corp.	8,588,620	90,352,282
Aflac, Inc.	5,871,078	619,163,886
Agilent Technologies, Inc.	3,436,094	405,493,453
Air Products & Chemicals, Inc.	2,685,274	757,408,384
Airbnb, Inc. Class A (a)	5,199,033	688,040,027
Akamai Technologies, Inc. (a)	1,764,131	140,707,089
Albemarle Corp.	1,419,662	88,970,218
Alexandria Real Estate Equities, Inc. REIT	1,855,364	134,755,087
Align Technology, Inc. (a)	822,170	155,661,446
Allegion PLC	1,047,647	150,986,886
Alliant Energy Corp.	3,098,541	187,368,774
Allstate Corp.	3,191,184	642,417,251
Alphabet, Inc. Class A	70,226,044	12,375,935,734
Alphabet, Inc. Class C	56,648,005	10,048,789,607
Altria Group, Inc.	20,325,311	1,191,672,984
Amazon.com, Inc. (a)	114,018,372	25,014,490,633
Amcor PLC	27,586,771	253,522,425
Ameren Corp.	3,250,682	312,195,499
American Electric Power Co., Inc.	6,445,602	668,795,664
American Express Co.	6,682,504	2,131,585,126
American International Group, Inc.	6,954,141	595,204,928
American Tower Corp. REIT	5,648,858	1,248,510,595
American Water Works Co., Inc.	2,348,732	326,732,109
Ameriprise Financial, Inc.	1,148,940	613,223,746
AMETEK, Inc.	2,787,596	504,443,372
Amgen, Inc.	6,488,385	1,811,621,976
Amphenol Corp. Class A	14,595,404	1,441,296,145
Analog Devices, Inc.	5,984,575	1,424,448,541
Common Stocks	Shares	Value
ANSYS, Inc. (a)	1,060,916	$372,614,918
Aon PLC Class A	2,605,591	929,570,645
APA Corp.	4,353,919	79,633,179
Apollo Global Management, Inc.	5,447,722	772,868,320
Apple, Inc.	180,232,111	36,978,222,214
Applied Materials, Inc.	9,803,070	1,794,648,025
Aptiv PLC (a)	2,627,156	179,224,582
Arch Capital Group Ltd.	4,515,929	411,175,335
Archer-Daniels-Midland Co.	5,797,268	305,979,805
Arista Networks, Inc. (a)	12,437,700	1,272,501,087
Arthur J Gallagher & Co.	3,090,286	989,262,354
Assurant, Inc.	618,128	122,074,099
AT&T, Inc.	86,824,459	2,512,699,843
Atmos Energy Corp.	1,911,908	294,644,142
Autodesk, Inc. (a)	2,582,529	799,473,503
Automatic Data Processing, Inc.	4,897,977	1,510,536,107
AutoZone, Inc. (a)	202,151	750,431,007
AvalonBay Communities, Inc. REIT	1,712,212	348,435,142
Avery Dennison Corp.	943,301	165,521,026
Axon Enterprise, Inc. (a)	892,562	738,987,782
Baker Hughes Co.	11,925,424	457,220,756
Ball Corp.	3,347,339	187,752,245
Bank of America Corp.	79,067,244	3,741,461,986
Bank of New York Mellon Corp.	8,643,768	787,533,702
Baxter International, Inc.	6,165,871	186,702,574
Becton Dickinson & Co.	3,458,377	595,705,438
Berkshire Hathaway, Inc. Class B (a)	22,126,255	10,748,270,891
Best Buy Co., Inc.	2,324,241	156,026,298
Biogen, Inc. (a)	1,778,157	223,318,738
Bio-Techne Corp.	1,903,479	97,933,995
Blackrock, Inc.	1,757,308	1,843,855,419
Blackstone, Inc.	8,797,204	1,315,885,774
Boeing Co. (a)	9,098,132	1,906,331,598
Booking Holdings, Inc.	392,599	2,272,849,835
Boston Scientific Corp. (a)	17,851,475	1,917,426,930
Bristol-Myers Squibb Co.	24,555,954	1,136,695,111

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)

Common Stocks	Shares	Value
Broadcom, Inc.	56,735,372	15,639,105,292
Broadridge Financial Solutions, Inc.	1,417,317	344,450,551
Brown & Brown, Inc.	3,380,681	374,816,102
Brown-Forman Corp. Class B	2,194,866	59,063,844
Builders FirstSource, Inc. (a)	1,333,477	155,603,431
Bunge Global SA	1,608,030	129,092,648
BXP, Inc. REIT	1,755,454	118,440,481
Cadence Design Systems, Inc. (a)	3,295,845	1,015,614,637
Caesars Entertainment, Inc. (a)	2,559,922	72,676,186
Camden Property Trust REIT	1,288,329	145,181,795
Campbell's Co.	2,367,334	72,558,787
Capital One Financial Corp.	7,717,707	1,642,019,341
Cardinal Health, Inc.	2,879,811	483,808,248
CarMax, Inc. (a)	1,837,956	123,529,023
Carnival Corp. (a)	12,668,916	356,249,918
Carrier Global Corp.	9,620,353	704,113,636
Caterpillar, Inc.	5,675,051	2,203,111,549
Cboe Global Markets, Inc.	1,258,271	293,441,380
CBRE Group, Inc. Class A (a)	3,543,330	496,491,400
CDW Corp.	1,589,038	283,786,296
Cencora, Inc.	2,079,028	623,396,546
Centene Corp. (a)	6,004,252	325,910,799
CenterPoint Energy, Inc.	7,854,392	288,570,362
CF Industries Holdings, Inc.	1,954,780	179,839,760
CH Robinson Worldwide, Inc.	1,445,831	138,727,484
Charles River Laboratories International, Inc. (a)	592,652	89,923,088
Charles Schwab Corp.	20,608,565	1,880,325,471
Charter Communications, Inc. Class A (a)	1,151,664	470,811,760
Chevron Corp.	19,597,480	2,806,163,161
Common Stocks	Shares	Value
Chipotle Mexican Grill, Inc. (a)	16,257,629	$912,865,868
Chubb Ltd.	4,496,667	1,302,774,363
Church & Dwight Co., Inc.	2,971,613	285,601,725
Cigna Group	3,223,373	1,065,582,646
Cincinnati Financial Corp.	1,878,869	279,801,171
Cintas Corp.	4,141,402	922,994,264
Cisco Systems, Inc.	48,003,340	3,330,471,729
Citigroup, Inc.	22,536,535	1,918,309,859
Citizens Financial Group, Inc.	5,264,533	235,587,852
Clorox Co.	1,475,545	177,168,688
CME Group, Inc.	4,348,086	1,198,419,463
CMS Energy Corp.	3,600,735	249,458,921
Coca-Cola Co.	46,740,009	3,306,855,637
Cognizant Technology Solutions Corp. Class A	5,957,128	464,834,698
Coinbase Global, Inc. Class A (a)	2,550,784	894,024,284
Colgate-Palmolive Co.	9,774,578	888,509,140
Comcast Corp. Class A	44,937,981	1,603,836,542
Conagra Brands, Inc.	5,751,976	117,742,949
ConocoPhillips	15,232,597	1,366,973,255
Consolidated Edison, Inc.	4,347,385	436,260,085
Constellation Brands, Inc. Class A	1,846,962	300,463,778
Constellation Energy Corp.	3,781,611	1,220,552,766
Cooper Cos., Inc. (a)	2,393,373	170,312,423
Copart, Inc. (a)	10,607,919	520,530,585
Corning, Inc.	9,286,944	488,400,385
Corpay, Inc. (a)	850,471	282,203,287
Corteva, Inc.	8,230,574	613,424,680
CoStar Group, Inc. (a)	5,075,858	408,098,983
Costco Wholesale Corp.	5,353,586	5,299,728,925
Coterra Energy, Inc.	9,209,659	233,741,145
Crowdstrike Holdings, Inc. Class A (a)	3,005,488	1,530,725,093
Crown Castle, Inc. REIT	5,267,125	541,091,751
CSX Corp.	22,667,201	739,630,769

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)

Common Stocks	Shares	Value
Cummins, Inc.	1,662,155	$544,355,762
CVS Health Corp.	15,264,227	1,052,926,378
Danaher Corp.	7,693,154	1,519,705,641
Darden Restaurants, Inc.	1,417,965	309,073,831
DaVita, Inc. (a)	500,970	71,363,177
Dayforce, Inc. (a)	1,952,182	108,131,361
Deckers Outdoor Corp. (a)	1,830,956	188,716,635
Deere & Co.	3,044,928	1,548,315,439
Dell Technologies, Inc. Class C	3,614,795	443,173,867
Delta Air Lines, Inc.	7,878,681	387,473,532
Devon Energy Corp.	7,747,754	246,456,055
Dexcom, Inc. (a)	4,731,336	412,998,319
Diamondback Energy, Inc.	2,252,074	309,434,968
Digital Realty Trust, Inc. REIT	3,827,534	667,254,002
Dollar General Corp.	2,665,123	304,836,769
Dollar Tree, Inc. (a)	2,383,464	236,058,275
Dominion Energy, Inc.	10,290,003	581,590,970
Domino's Pizza, Inc.	416,237	187,556,392
DoorDash, Inc. Class A (a)	4,137,181	1,019,856,488
Dover Corp.	1,653,346	302,942,588
Dow, Inc.	8,529,200	225,853,216
DR Horton, Inc.	3,335,960	430,071,963
DTE Energy Co.	2,495,878	330,604,000
Duke Energy Corp.	9,378,842	1,106,703,356
DuPont de Nemours, Inc.	5,068,298	347,634,560
Eastman Chemical Co.	1,396,953	104,296,511
Eaton Corp. PLC	4,721,412	1,685,496,870
eBay, Inc.	5,562,511	414,184,569
Ecolab, Inc.	3,044,737	820,373,937
Edison International	4,665,149	240,721,688
Edwards Lifesciences Corp. (a)	7,078,023	553,572,179
Electronic Arts, Inc.	2,753,396	439,717,341
Elevance Health, Inc.	2,726,174	1,060,372,639
Eli Lilly & Co.	9,491,626	7,399,007,216
Emerson Electric Co.	6,792,009	905,578,560
Enphase Energy, Inc. (a)	1,595,223	63,250,592
Entergy Corp.	5,385,726	447,661,545
Common Stocks	Shares	Value
EOG Resources, Inc.	6,585,584	$787,701,702
EPAM Systems, Inc. (a)	683,570	120,868,847
EQT Corp.	7,223,078	421,249,909
Equifax, Inc.	1,494,800	387,706,276
Equinix, Inc. REIT	1,180,429	938,995,857
Equity Residential REIT	4,104,880	277,038,351
Erie Indemnity Co. Class A	301,460	104,543,313
Essex Property Trust, Inc. REIT	775,723	219,839,898
Estee Lauder Cos., Inc. Class A	2,814,592	227,419,034
Everest Group Ltd.	518,018	176,048,417
Evergy, Inc.	2,760,798	190,301,806
Eversource Energy	4,416,356	280,968,569
Exelon Corp.	12,181,302	528,912,133
Expand Energy Corp.	2,613,002	305,564,454
Expedia Group, Inc.	1,467,030	247,458,620
Expeditors International of Washington, Inc.	1,652,565	188,805,551
Extra Space Storage, Inc. REIT	2,554,719	376,667,769
Exxon Mobil Corp.	52,005,795	5,606,224,701
F5, Inc. (a)	694,381	204,370,216
FactSet Research Systems, Inc.	457,852	204,788,043
Fair Isaac Corp. (a)	293,501	536,508,088
Fastenal Co.	13,873,598	582,691,116
Federal Realty Investment Trust REIT	936,872	88,993,471
FedEx Corp.	2,659,538	604,539,583
Fidelity National Information Services, Inc.	6,339,542	516,102,114
Fifth Third Bancorp	8,080,807	332,363,592
First Solar, Inc. (a)	1,290,156	213,572,424
FirstEnergy Corp.	6,165,099	248,206,886
Fiserv, Inc. (a)	6,689,847	1,153,396,521
Ford Motor Co.	47,127,327	511,331,498
Fortinet, Inc. (a)	7,665,670	810,414,632
Fortive Corp.	4,109,526	214,229,590
Fox Corp. Class A	2,582,661	144,732,322
Fox Corp. Class B	1,593,841	82,290,011

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)

Common Stocks	Shares	Value
Franklin Resources, Inc.	3,728,080	$88,914,708
Freeport-McMoRan, Inc.	17,306,820	750,250,647
Garmin Ltd.	1,864,666	389,193,088
Gartner, Inc. (a)	928,654	375,380,520
GE HealthCare Technologies, Inc.	5,506,232	407,846,604
GE Vernova, Inc.	3,293,423	1,742,714,780
Gen Digital, Inc.	6,543,849	192,389,161
Generac Holdings, Inc. (a)	717,025	102,685,150
General Dynamics Corp.	3,039,546	886,513,986
General Electric Co.	12,867,463	3,311,956,302
General Mills, Inc.	6,638,801	343,956,280
General Motors Co.	11,601,032	570,886,785
Genuine Parts Co.	1,675,531	203,258,666
Gilead Sciences, Inc.	14,997,689	1,662,793,779
Global Payments, Inc.	2,942,878	235,547,955
Globe Life, Inc.	995,862	123,775,688
GoDaddy, Inc. Class A (a)	1,719,310	309,578,959
Goldman Sachs Group, Inc.	3,702,548	2,620,478,347
Halliburton Co.	10,454,707	213,066,929
Hartford Insurance Group, Inc.	3,428,045	434,916,069
Hasbro, Inc.	1,583,174	116,869,905
HCA Healthcare, Inc.	2,090,052	800,698,921
Healthpeak Properties, Inc. REIT	8,428,790	147,588,113
Henry Schein, Inc. (a)	1,468,849	107,299,419
Hershey Co.	1,780,490	295,472,315
Hess Corp.	3,345,219	463,446,640
Hewlett Packard Enterprise Co.	15,819,637	323,511,577
Hilton Worldwide Holdings, Inc.	2,868,203	763,917,187
Hologic, Inc. (a)	2,702,403	176,088,579
Home Depot, Inc.	11,993,068	4,397,138,452
Honeywell International, Inc.	7,754,731	1,805,921,755
Hormel Foods Corp.	3,510,705	106,198,826
Host Hotels & Resorts, Inc. REIT	8,423,508	129,385,083
Common Stocks	Shares	Value
Howmet Aerospace, Inc.	4,878,352	$908,007,658
HP, Inc.	11,374,990	278,232,255
Hubbell, Inc.	646,530	264,049,317
Humana, Inc.	1,451,109	354,767,128
Huntington Bancshares, Inc.	17,510,137	293,469,896
Huntington Ingalls Industries, Inc.	473,635	114,363,907
IDEX Corp.	909,446	159,671,434
IDEXX Laboratories, Inc. (a)	970,283	520,401,584
Illinois Tool Works, Inc.	3,216,918	795,382,975
Incyte Corp. (a)	1,931,225	131,516,423
Ingersoll Rand, Inc.	4,856,880	403,995,278
Insulet Corp. (a)	849,080	266,763,954
Intel Corp.	52,633,444	1,178,989,146
Intercontinental Exchange, Inc. (b)	6,919,113	1,269,449,662
International Business Machines Corp.	11,214,380	3,305,774,936
International Flavors & Fragrances, Inc.	3,081,584	226,650,503
International Paper Co.	6,369,853	298,300,216
Interpublic Group of Cos., Inc.	4,489,019	109,891,185
Intuit, Inc.	3,373,357	2,656,957,174
Intuitive Surgical, Inc. (a)	4,324,828	2,350,154,783
Invesco Ltd.	5,436,408	85,732,154
Invitation Homes, Inc. REIT	6,866,256	225,213,197
IQVIA Holdings, Inc. (a)	1,983,207	312,533,591
Iron Mountain, Inc. REIT	3,560,218	365,171,560
J.M. Smucker Co.	1,285,890	126,274,398
Jabil, Inc.	1,295,188	282,480,503
Jack Henry & Associates, Inc.	880,706	158,676,800
Jacobs Solutions, Inc.	1,449,860	190,584,097
JB Hunt Transport Services, Inc.	945,530	135,778,108
Johnson & Johnson	29,032,329	4,434,688,255
Johnson Controls International PLC	7,950,781	839,761,489
JPMorgan Chase & Co.	33,533,388	9,721,664,515

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)

Common Stocks	Shares	Value
Juniper Networks, Inc.	3,976,327	$158,774,737
Kellanova	3,240,841	257,744,085
Kenvue, Inc.	23,107,200	483,633,696
Keurig Dr. Pepper, Inc.	16,356,537	540,747,113
KeyCorp	11,944,495	208,073,103
Keysight Technologies, Inc. (a)	2,082,514	341,240,744
Kimberly-Clark Corp.	3,994,983	515,033,208
Kimco Realty Corp. REIT	8,223,654	172,861,207
Kinder Morgan, Inc.	23,294,095	684,846,393
KKR & Co., Inc.	8,167,462	1,086,517,470
KLA Corp.	1,597,275	1,430,743,108
Kraft Heinz Co.	10,424,211	269,153,128
Kroger Co.	7,391,755	530,210,586
L3Harris Technologies, Inc.	2,255,740	565,829,822
Labcorp Holdings, Inc.	1,008,029	264,617,693
Lam Research Corp.	15,429,045	1,501,863,240
Lamb Weston Holdings, Inc.	1,718,267	89,092,144
Las Vegas Sands Corp.	4,092,151	178,049,490
Leidos Holdings, Inc.	1,553,235	245,038,354
Lennar Corp. Class A	2,812,562	311,097,483
Lennox International, Inc.	386,376	221,486,178
Linde PLC	5,679,859	2,664,876,246
Live Nation Entertainment, Inc. (a)	1,892,125	286,240,670
LKQ Corp.	3,132,573	115,936,527
Lockheed Martin Corp.	2,517,809	1,166,098,060
Loews Corp.	2,100,054	192,490,950
Lowe's Cos., Inc.	6,753,419	1,498,381,074
Lululemon Athletica, Inc. (a)	1,333,821	316,889,193
LyondellBasell Industries NV Class A	3,130,921	181,155,089
M&T Bank Corp.	1,936,672	375,695,001
Marathon Petroleum Corp.	3,706,995	615,768,939
MarketAxess Holdings, Inc.	455,876	101,815,346
Marriott International, Inc. Class A	2,743,080	749,436,887
Common Stocks	Shares	Value
Marsh & McLennan Cos., Inc.	5,945,377	$1,299,897,227
Martin Marietta Materials, Inc.	727,304	399,260,804
Masco Corp.	2,552,874	164,302,971
Mastercard, Inc. Class A	9,787,351	5,499,904,021
Match Group, Inc.	2,958,745	91,395,633
McCormick & Co., Inc.	3,065,607	232,434,323
McDonald's Corp.	8,627,842	2,520,796,597
McKesson Corp.	1,509,723	1,106,294,820
Medtronic PLC	15,475,573	1,349,005,698
Merck & Co., Inc.	30,298,885	2,398,459,737
Meta Platforms, Inc. Class A	26,197,689	19,336,252,274
MetLife, Inc.	6,804,106	547,186,205
Mettler-Toledo International, Inc. (a)	252,009	296,040,012
MGM Resorts International (a)	2,495,807	85,830,803
Microchip Technology, Inc.	6,472,017	455,435,836
Micron Technology, Inc.	13,485,000	1,662,026,250
Microsoft Corp.	89,688,587	44,612,000,060
Mid-America Apartment Communities, Inc. REIT	1,404,070	207,816,401
Moderna, Inc. (a)	4,086,481	112,746,011
Mohawk Industries, Inc. (a)	632,943	66,357,744
Molina Healthcare, Inc. (a)	654,040	194,838,516
Molson Coors Beverage Co. Class B	2,073,779	99,728,032
Mondelez International, Inc. Class A	15,623,571	1,053,653,628
Monolithic Power Systems, Inc.	575,994	421,270,492
Monster Beverage Corp. (a)	8,472,646	530,726,545
Moody's Corp.	1,864,505	935,217,063
Morgan Stanley	14,905,765	2,099,626,058
Mosaic Co.	3,804,247	138,778,931
Motorola Solutions, Inc.	2,014,039	846,822,838

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)

Common Stocks	Shares	Value
MSCI, Inc.	935,196	$539,364,941
Nasdaq, Inc.	4,987,175	445,953,188
NetApp, Inc.	2,449,095	260,951,072
Netflix, Inc. (a)	5,135,278	6,876,804,828
Newmont Corp.	13,429,752	782,417,352
News Corp. Class A	4,570,599	135,838,202
News Corp. Class B	1,355,968	46,523,262
NextEra Energy, Inc.	24,840,164	1,724,404,185
NIKE, Inc. Class B	14,227,259	1,010,704,479
NiSource, Inc.	5,679,613	229,115,588
Nordson Corp.	654,640	140,335,177
Norfolk Southern Corp.	2,726,500	697,902,205
Northern Trust Corp.	2,360,359	299,269,918
Northrop Grumman Corp.	1,632,566	816,250,349
Norwegian Cruise Line Holdings Ltd. (a)	5,454,271	110,612,616
NRG Energy, Inc.	2,359,065	378,818,658
Nucor Corp.	2,784,403	360,691,565
NVIDIA Corp.	294,284,792	46,494,054,288
NVR, Inc. (a)	35,355	261,120,009
NXP Semiconductors NV	3,048,399	666,044,698
Occidental Petroleum Corp.	8,549,916	359,181,971
Old Dominion Freight Line, Inc.	2,243,780	364,165,494
Omnicom Group, Inc.	2,351,111	169,138,925
ON Semiconductor Corp. (a)	5,041,874	264,244,616
ONEOK, Inc.	7,537,099	615,253,391
Oracle Corp.	19,625,204	4,290,658,351
O'Reilly Automotive, Inc. (a)	10,314,609	929,655,709
Otis Worldwide Corp.	4,775,575	472,877,436
PACCAR, Inc.	6,334,321	602,140,554
Packaging Corp. of America	1,074,961	202,576,400
Palantir Technologies, Inc. Class A (a)	25,666,592	3,498,869,821
Palo Alto Networks, Inc. (a)	7,989,172	1,634,904,158
Paramount Global Class B	7,185,203	92,689,119
Common Stocks	Shares	Value
Parker-Hannifin Corp.	1,541,795	$1,076,897,554
Paychex, Inc.	3,860,425	561,537,420
Paycom Software, Inc.	588,188	136,106,703
PayPal Holdings, Inc. (a)	11,734,797	872,130,113
Pentair PLC	1,991,242	204,420,904
PepsiCo, Inc.	16,543,867	2,184,452,199
Pfizer, Inc.	68,601,559	1,662,901,790
PG&E Corp.	26,517,988	369,660,753
Philip Morris International, Inc.	18,781,346	3,420,646,547
Phillips 66 Co.	4,916,339	586,519,243
Pinnacle West Capital Corp.	1,440,609	128,891,287
PNC Financial Services Group, Inc.	4,768,777	888,995,408
Pool Corp.	458,668	133,692,549
PPG Industries, Inc.	2,739,132	311,576,265
PPL Corp.	8,893,878	301,413,525
Principal Financial Group, Inc.	2,488,683	197,676,091
Procter & Gamble Co.	28,289,942	4,507,153,559
Progressive Corp.	7,073,534	1,887,643,283
Prologis, Inc. REIT	11,196,592	1,176,985,751
Prudential Financial, Inc.	4,263,754	458,097,730
PTC, Inc. (a)	1,447,660	249,489,724
Public Service Enterprise Group, Inc.	6,004,576	505,465,208
Public Storage REIT	1,905,101	558,994,735
PulteGroup, Inc.	2,418,247	255,028,329
QUALCOMM, Inc.	13,239,101	2,108,459,225
Quanta Services, Inc.	1,788,108	676,047,873
Quest Diagnostics, Inc.	1,347,101	241,979,753
Ralliant Corp. (a)	69,807	3,384,941
Ralph Lauren Corp.	485,915	133,276,766
Raymond James Financial, Inc.	2,190,840	336,009,131
Realty Income Corp. REIT	10,896,965	627,774,154
Regency Centers Corp. REIT	1,973,127	140,545,836
Regeneron Pharmaceuticals, Inc.	1,253,067	657,860,175
Regions Financial Corp.	10,846,680	255,113,914

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)

Common Stocks	Shares	Value
Republic Services, Inc.	2,445,212	$603,013,731
ResMed, Inc.	1,769,152	456,441,216
Revvity, Inc.	1,422,198	137,554,991
Rockwell Automation, Inc.	1,360,593	451,948,177
Rollins, Inc.	3,393,710	191,473,118
Roper Technologies, Inc.	1,297,265	735,341,693
Ross Stores, Inc.	3,973,837	506,982,124
Royal Caribbean Cruises Ltd.	3,014,540	943,973,056
RTX Corp.	16,119,884	2,353,825,462
S&P Global, Inc.	3,787,420	1,997,068,692
Salesforce, Inc.	11,577,324	3,157,020,482
SBA Communications Corp. REIT	1,292,449	303,518,723
Schlumberger NV	16,412,264	554,734,523
Seagate Technology Holdings PLC	2,560,704	369,586,408
Sempra	7,869,337	596,259,664
ServiceNow, Inc. (a)	2,497,745	2,567,881,680
Sherwin-Williams Co.	2,784,208	955,985,659
Simon Property Group, Inc. REIT	3,702,401	595,197,985
Skyworks Solutions, Inc.	1,811,379	134,983,963
Smurfit WestRock PLC	5,961,484	257,238,035
Snap-on, Inc.	632,727	196,891,988
Solventum Corp. (a)	1,668,890	126,568,618
Southern Co.	13,261,507	1,217,804,188
Southwest Airlines Co.	6,876,014	223,057,894
Stanley Black & Decker, Inc.	1,860,010	126,015,678
Starbucks Corp.	13,712,148	1,256,444,121
State Street Corp. (c)	3,441,114	365,928,063
Steel Dynamics, Inc.	1,665,796	213,238,546
STERIS PLC	1,183,357	284,266,019
Stryker Corp.	4,150,111	1,641,908,415
Super Micro Computer, Inc. (a)	6,193,116	303,524,615
Synchrony Financial	4,593,133	306,545,696
Synopsys, Inc. (a)	1,865,655	956,484,005
Sysco Corp.	5,849,073	443,008,789
T. Rowe Price Group, Inc.	2,658,167	256,513,116
Common Stocks	Shares	Value
Take-Two Interactive Software, Inc. (a)	2,038,662	$495,089,067
Tapestry, Inc.	2,493,360	218,941,942
Targa Resources Corp.	2,617,349	455,628,114
Target Corp.	5,482,371	540,835,899
TE Connectivity PLC	3,578,376	603,564,680
Teledyne Technologies, Inc. (a)	565,571	289,747,679
Teradyne, Inc.	1,935,523	174,042,228
Tesla, Inc. (a)	33,812,424	10,740,854,608
Texas Instruments, Inc.	10,961,985	2,275,927,326
Texas Pacific Land Corp.	227,020	239,821,658
Textron, Inc.	2,198,781	176,540,126
Thermo Fisher Scientific, Inc.	4,554,864	1,846,815,157
TJX Cos., Inc.	13,471,883	1,663,642,832
TKO Group Holdings, Inc.	802,027	145,928,813
T-Mobile U.S., Inc.	5,754,342	1,371,029,525
Tractor Supply Co.	6,397,076	337,573,701
Trane Technologies PLC	2,690,833	1,176,997,263
TransDigm Group, Inc.	677,758	1,030,625,925
Travelers Cos., Inc.	2,730,854	730,612,679
Trimble, Inc. (a)	2,878,757	218,727,957
Truist Financial Corp.	15,799,979	679,241,097
Tyler Technologies, Inc. (a)	520,214	308,403,668
Tyson Foods, Inc. Class A	3,432,645	192,022,161
U.S. Bancorp	18,778,402	849,722,690
Uber Technologies, Inc. (a)	25,232,699	2,354,210,817
UDR, Inc. REIT	3,625,888	148,045,007
Ulta Beauty, Inc. (a)	544,848	254,890,791
Union Pacific Corp.	7,209,389	1,658,736,221
United Airlines Holdings, Inc. (a)	3,940,579	313,788,306
United Parcel Service, Inc. Class B	8,853,402	893,662,398
United Rentals, Inc.	784,250	590,853,950
UnitedHealth Group, Inc.	10,945,866	3,414,781,816
Universal Health Services, Inc. Class B	690,129	125,016,868

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)

Common Stocks	Shares	Value
Valero Energy Corp.	3,779,116	$507,988,773
Ventas, Inc. REIT	5,445,618	343,890,777
Veralto Corp.	2,980,664	300,898,031
VeriSign, Inc.	979,882	282,989,922
Verisk Analytics, Inc.	1,687,807	525,751,880
Verizon Communications, Inc.	50,871,754	2,201,220,796
Vertex Pharmaceuticals, Inc. (a)	3,098,512	1,379,457,542
Viatris, Inc.	14,162,034	126,466,964
VICI Properties, Inc. REIT	12,790,211	416,960,879
Visa, Inc. Class A	20,645,271	7,330,103,469
Vistra Corp.	4,100,257	794,670,809
Vulcan Materials Co.	1,591,246	415,028,782
W.R. Berkley Corp.	3,600,004	264,492,294
Walgreens Boots Alliance, Inc.	8,655,640	99,366,747
Walmart, Inc.	52,132,132	5,097,479,867
Walt Disney Co.	21,692,131	2,690,041,165
Warner Bros Discovery, Inc. (a)	27,166,121	311,323,747
Waste Management, Inc.	4,418,641	1,011,073,434
Waters Corp. (a)	715,586	249,768,137
WEC Energy Group, Inc.	3,850,826	401,256,069
Wells Fargo & Co.	39,265,817	3,145,977,258
Welltower, Inc. REIT	7,496,346	1,152,413,271
West Pharmaceutical Services, Inc.	872,496	190,902,125
Common Stocks	Shares	Value
Western Digital Corp.	4,209,531	$269,367,889
Westinghouse Air Brake Technologies Corp.	2,058,075	430,858,001
Weyerhaeuser Co. REIT	8,756,803	224,962,269
Williams Cos., Inc.	14,733,147	925,388,963
Williams-Sonoma, Inc.	1,482,796	242,244,383
Willis Towers Watson PLC	1,201,778	368,344,957
Workday, Inc. Class A (a)	2,614,109	627,386,160
WW Grainger, Inc.	527,510	548,737,002
Wynn Resorts Ltd.	1,078,564	101,029,090
Xcel Energy, Inc.	6,959,207	473,921,997
Xylem, Inc.	2,927,803	378,740,596
Yum! Brands, Inc.	3,363,249	498,366,237
Zebra Technologies Corp. Class A (a)	613,592	189,207,229
Zimmer Biomet Holdings, Inc.	2,398,898	218,803,487
Zoetis, Inc.	5,371,967	837,758,254
Total Common Stocks (Cost $648,915,235,137)		$633,439,024,644
(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company( the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$633,439,024,644	$—	$—	$633,439,024,644
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at June 30, 2025 and for the period then ended are:
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
Intercontinental Exchange, Inc.	6,951,228	$1,116,645,266	$991,723,822	$1,000,903,107	$166,268,538	$(4,284,857)	6,919,113	$1,269,449,662	$10,077,238
State Street Corp.	3,615,568	319,869,301	291,566,083	307,780,878	10,085,094	52,188,463	3,441,114	365,928,063	8,173,327
TOTAL		$1,436,514,567	$1,283,289,905	$1,308,683,985	$176,353,632	$47,903,606		$1,635,377,725	$18,250,565
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Valuation
The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at June 30, 2025 are listed in the Schedule of Investments.
Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the Trust's website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.